Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of non-marketable securities

	Carrying amount
	Thousands of Yen		Ownership
	2023	2022	2023	2022
Matrix Industries, Inc.	¥77,948	¥52,520	2.89%	0.09%
Other	3,594	500	―	―
Total	¥81,542	¥53,020